SCHEDULE OF PROPERTY, EQUIPMENT AND ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2025
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years